UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

LK Balanced Fund

Institutional Class Shares – LKBLX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.lkfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-698-1378, or by enrolling at www.lkfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-855-698-1378 or contact the Fund at www.lkfunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Annual Report
www.lkfunds.com	June 30, 2020

(This Page Intentionally Left Blank.)

LK Balanced Fund

July 31, 2020

Fellow Shareholders,

The past twelve months were ones for the history books.  U.S. equity markets saw a persistent trudging to new highs but came crashing down in March 2020, only to be followed by rapid recovery back to lofty levels.  For the twelve-month period ending June 30, 2020, the S&P 500® Index returned 7.51%.  Bond returns were also strong with the Bloomberg Barclays U.S. Aggregate Bond Index up 8.74% as interest rates reached record low levels with the Federal Reserve cutting rates to try and brace the tumbling economy.  While falling interest rates have been one of the major drivers of the equity markets, massive monetary and fiscal stimulus are likely contributing to the markets strong upward move.  The rise in the equity markets has us shaking our heads in disbelief.

In these unsettled times, the LK Balanced Fund declined 7.12%, trailing the Lipper Balanced Funds Index which gained 3.90% for the twelve-month period ending June 30, 2020.  The Fund’s stock performance was a drag on yearly returns, while its bond positions were positive contributors to Fund performance.  Leading individual contributors to the Fund’s performance were Microsoft, Thermo Fisher Scientific, and Kansas City Southern which collectively added about 2.2% to Fund performance. The largest detractors were Gildan Activewear, Texas Pacific Land Trust and Boeing which subtracted about 4.1% from Fund performance.

While the current economic data is bad, equity markets are forward looking and we (and all investors) are supposed to be looking to the future and assessing what a recovery might look like.  It may be a somewhat unrealistic expectation that a vaccine will be developed and deployed and everything goes back to “normal” anytime soon.  Our expectation is for a more prolonged recovery with fits and starts as the world attempts to deal with the coronavirus pandemic.  It is hard to get too positive with unemployment expected to remain at very high levels for at least the next several quarters – and most likely it will be years until we see employment levels back to where they were just six months ago.  However, we do expect the better managed corporations to adjust to their new reality, right-size their operations and begin to grow again in 2021.

Regardless of how long the coronavirus threat lasts and how the stock market behaves, we believe that patience and prudence should be practiced during these times.  One positive outcome inherent in market volatility is that valuations across our investable universe are quickly changing.  Heightened volatility of prices often offers not only opportunities for our existing holdings to reach fuller valuations in the market, but possibly also offers prices to get excited about when purchasing new investments. Our responsibility remains to monitor the businesses we have already invested in and identify new possibilities that meet our required characteristics.

Given the widespread challenges the economy faces, the political uncertainty and the current lofty market valuation levels, we are holding more cash than we would normally as we search for more attractive entry points for our investments.

Thank you for your continued trust and confidence.

Sincerely,

Thomas J. Sudyka, Jr.	Bruce H. Van Kooten

LK Balanced Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments for a complete list of fund holdings.

Earnings growth is not representative of the Fund’s future performance.

Mutual fund investing involves risk. Principal loss is possible. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk, prepayment risk and duration risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. Interest rate risk is the risk that the value of debt securities fluctuates with changes in interest rates (e.g. increases in interest rates result in a decrease in value of debt securities). Pre-payment risk is the risk that the principal on debt securities will be paid off prior to maturity causing the Fund to invest in debt securities with lower interest rates. Investments in below investment grade debt securities and unrated securities of similar credit quality as determined by the Adviser (commonly known as “junk bonds”) involve a greater risk of default and are subject to greater levels of credit and liquidity risk. The Fund may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One may not directly invest in an index.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based capitalization-weighted index representing intermediate term investment grade bonds traded in the United States. One may not directly invest in an index.

The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One may not directly invest in an index.

LK Balanced Fund

Value of $50,000 Investment (Unaudited)

The chart assumes an initial investment of $50,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-698-1378. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of June 30, 2020

	One Year	Five Year	Ten Year	Since Inception
LK Balanced Fund(1)(2)	-7.12%	4.47%	6.41%	7.66%
S&P 500® Index(3)	7.51%	10.73%	13.99%	10.35%
Bloomberg Barclays U.S.
Aggregate Bond Index(4)	8.74%	4.30%	3.82%	6.22%
Lipper Balanced Funds Index(5)	3.90%	5.95%	8.15%	7.80%

(1)	Fund commenced operations on July 1, 2012.
(2)
The performance data quoted for periods prior to July 1, 2012 is that of the L/K Limited Partnership #1 (the “Partnership”). The Partnership commenced operations on December 31, 1986. The Partnership was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Partnership’s performance might have been lower.

(3)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One may not invest directly in an index.
(4)
The Bloomberg Barclays U.S. Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to market size of each bond type.  One may not invest directly in an index.

(5)	The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. Balanced Funds. One may not invest directly in an index.

LK Balanced Fund

Expense Example (Unaudited)
June 30, 2020

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 – June 30, 2020).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (1/1/2020)	Value (6/30/2020)	(1/1/2020 To 6/30/2020)
LK Balanced Fund Actual(2)	$1,000.00	$ 885.60	$4.69
LK Balanced Fund Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$5.02

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

(2)	Based on the actual return for the six-month period ended June 30, 2020 of -11.44%.

LK Balanced Fund

Sector Allocation(1) (Unaudited)
June 30, 2020
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
June 30, 2020
(% of Net Assets)

Texas Pacific Land Trust	5.0%
Thermo Fisher Scientific	3.8%
Brookfield Asset Management, Class A	3.5%
Johnson & Johnson	3.3%
Walt Disney	3.1%
Microsoft	3.0%
Kansas City Southern	2.9%
Arthur J. Gallagher & Co.	2.9%
Pfizer	2.8%
Lincoln Electric Holdings	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

LK Balanced Fund

Schedule of Investments
June 30, 2020

Description	Shares	Value
COMMON STOCKS – 63.1%

Communication Services – 6.5%
CenturyLink	45,000	$451,350
Discovery, Class C*	19,000	365,940
Walt Disney	6,500	724,815
		1,542,105
Consumer Discretionary – 2.6%
Gildan Activewear	19,000	294,310
LKQ*	12,200	319,640
		613,950
Consumer Staples – 4.7%
Anheuser-Busch InBev – ADR	9,000	443,700
Crimson Wine Group*	30,000	162,000
Hershey	4,000	518,480
		1,124,180
Energy – 1.7%
Chevron	4,418	394,218

Financials – 9.1%
Arthur J. Gallagher	7,000	682,430
Berkshire Hathaway, Class A*	2	534,600
Berkshire Hathaway, Class B*	2,900	517,679
Cullen/Frost Bankers	5,500	410,905
		2,145,614
Health Care – 11.5%
Gilead Sciences	5,000	384,700
Johnson & Johnson	5,500	773,465
Pfizer	20,000	654,000
Thermo Fisher Scientific	2,500	905,850
		2,718,015
Industrials – 10.1%
Aerojet Rocketdyne Holdings*	12,000	475,680
Boeing	2,050	375,765
Hexcel	6,000	271,320
Kansas City Southern	4,600	686,734
Lincoln Electric Holdings	7,000	589,680
		2,399,179

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2020

Description	Shares/Par	Value
COMMON STOCKS – 63.1% (CONTINUED)

Information Technology – 3.7%
Keysight Technologies*	1,700	$171,326
Microsoft	3,500	712,285
		883,611
Materials – 3.4%
Constellium, Class A*	20,000	153,600
Orion Engineered Carbons	24,000	254,160
Vulcan Materials	3,500	405,475
		813,235
Real Estate – 9.8%
Brookfield Asset Management, Class A	25,500	838,950
Texas Pacific Land Trust	2,000	1,189,380
Weyerhaeuser – REIT	12,800	287,488
		2,315,818
Total Common Stocks
(Cost $8,933,874)		14,949,925

CORPORATE BONDS – 21.4%

Communication Services – 1.1%
Viacom
3.875%, 12/15/2021	$250,000	259,527

Consumer Discretionary – 3.9%
Advance Auto Parts
4.500%, 12/01/2023	250,000	271,383
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	416,250
Newell Rubbermaid
3.900%, 11/01/2025	250,000	245,000
		932,633
Consumer Staples – 2.4%
Bunge Limited Finance
3.500%, 11/24/2020	250,000	252,387
Campbell Soup
2.500%, 08/02/2022	300,000	309,188
		561,575

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2020

Description	Par	Value
CORPORATE BONDS – 21.4% (CONTINUED)

Energy – 1.0%
Murphy Oil
4.450%, 12/01/2022	$250,000	$242,029

Financials – 5.0%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	250,146
Old Republic International
3.875%, 08/26/2026	500,000	535,200
Opus Bank
5.500%, 07/01/2026	400,000	404,109
		1,189,455
Industrials – 4.0%
General Electric
5.000%, 12/29/2049	500,000	391,306
Hexcel
4.700%, 08/15/2025	250,000	272,347
Keysight Technologies
4.550%, 10/30/2024	250,000	279,503
		943,156
Information Technology – 4.0%
Corning
7.530%, 03/01/2023	110,000	120,602
Intel
2.700%, 12/15/2022	250,000	264,920
KLA Tencor
4.650%, 11/01/2024	250,000	286,876
Motorola Solutions
3.750%, 05/15/2022	250,000	262,399
		934,797
Total Corporate Bonds
(Cost $5,071,338)		5,063,172

See Notes to the Financial Statements

LK Balanced Fund

Schedule of Investments – Continued
June 30, 2020

Description	Par	Value
U.S. GOVERNMENT NOTES/BONDS – 4.4%
U.S. Treasury Notes/Bonds
2.000%, 07/31/2020	$800,000	$801,212
1.375%, 10/31/2020	250,000	250,989
Total U.S. Government Notes/Bonds
(Cost $1,050,544)		1,052,201

MUNICIPAL BOND – 0.8%
Colony, Texas Local Development Corporation (BHAC Insured)
2.594%, 10/01/2020
Total Municipal Bond
(Cost $190,000)	190,000	190,669

	Shares
SHORT-TERM INVESTMENT – 10.2%
First American Government Obligations, Class Z, 0.06% (b)
Total Short-Term Investment
(Cost $2,419,000)	2,419,000	2,419,000
Total Investments – 99.9%
(Cost $17,664,756)		23,674,967
Other Assets and Liabilities, Net – 0.1%		23,475
Total Net Assets – 100.0%		$23,698,442

ADR – American Depositary Receipt
BHAC – Berkshire Hathaway Assurance Corporation
REIT – Real Estate Investment Trust
*	Non-income producing security.
(a)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(b)	The rate shown is the annualized seven-day effective yield as of June 30, 2020.

The Global Industry Classification Standard (“GICS®”) was developed by and is the exclusive Property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Assets and Liabilities
June 30, 2020

ASSETS:
Investments, at value
(Cost: $17,664,756)	$23,674,967
Dividends & interest receivable	68,410
Prepaid expenses	5,814
Total Assets	23,749,191

LIABILITIES:
Payable for audit fees	18,497
Payable for fund administration & accounting fees	13,086
Payable for transfer agent fees & expenses	4,981
Payable to investment adviser	3,770
Payable for trustee fees	2,727
Payable for compliance fees	2,499
Payable for custody fees	891
Accrued expenses	4,298
Total Liabilities	50,749

NET ASSETS	$23,698,442

NET ASSETS CONSIST OF:
Paid-in capital	$16,293,725
Total distributable earnings	7,404,717
Net Assets	$23,698,442

Shares issued and outstanding(1)	524,447

Net asset value, redemption price and offering price per share	$45.19

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

LK Balanced Fund

Statement of Operations
For the Year Ended June 30, 2020

INVESTMENT INCOME:
Dividend income	$305,593
Less: Foreign taxes withheld	(7,081)
Interest income	287,531
Total investment income	586,043

EXPENSES:
Investment adviser fees (See Note 4)	201,991
Fund administration & accounting fees (See Note 4)	74,065
Transfer agent fees & expenses (See Note 4)	28,681
Audit fees	18,500
Legal fees	16,225
Compliance fees (See Note 4)	14,251
Trustee fees	12,869
Postage & printing fees	6,723
Federal & state registration fees	5,653
Custody fees (See Note 4)	5,430
Other expenses	4,303
Insurance	1,331
Total expenses before waiver	390,022
Less: waiver from investment adviser (See Note 4)	(120,701)
Net expenses	269,321

NET INVESTMENT INCOME	316,722

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain on investments	1,858,837
Net change in unrealized appreciation/depreciation on investments	(4,241,555)
Net realized and unrealized loss on investments	(2,382,718)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,065,996)

See Notes to the Financial Statements

LK Balanced Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
OPERATIONS:
Net investment income	$316,722	$367,986
Net realized gain (loss) on investments	1,858,837	(85,136)
Net change in unrealized appreciation/depreciation on investments	(4,241,555)	2,165,974
Net increase (decrease) in net assets resulting from operations	(2,065,996)	2,448,824

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,006,117	1,345,595
Proceeds from reinvestment of distributions	883,812	1,715,652
Payments for shares redeemed	(7,805,129)	(1,301,883)
Net increase (decrease) in net assets resulting
from capital share transactions	(2,915,200)	1,759,364

DISTRIBUTIONS TO SHAREHOLDERS	(883,812)	(1,715,653)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,865,008)	2,492,535

NET ASSETS:
Beginning of year	29,563,450	27,070,915
End of year	$23,698,442	$29,563,450

See Notes to the Financial Statements

LK Balanced Fund

Financial Highlights

For a Fund share outstanding throughout the years.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2020	2019	2018	2017	2016
PER SHARE DATA:
Net asset value, beginning of year	$50.19	$49.41	$44.84	$42.10	$43.21

INVESTMENT OPERATIONS:
Net investment income	0.61	0.65	0.65	0.65	0.65
Net realized and unrealized
gain (loss) on investments	(4.01)	3.26	4.95	2.78	(0.33)
Total from investment operations	(3.40)	3.91	5.60	3.43	0.32

LESS DISTRIBUTIONS:
From net investment income	(0.64)	(0.82)	(0.81)	(0.32)	(0.59)
From net realized gains	(0.96)	(2.31)	(0.22)	(0.37)	(0.84)
Total distributions	(1.60)	(3.13)	(1.03)	(0.69)	(1.43)

Net asset value, end of year	$45.19	$50.19	$49.41	$44.84	$42.10

TOTAL RETURN	-7.12%	9.06%	12.55%	8.18%	0.91%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$23.7	$29.6	$27.1	$26.1	$25.7

Ratio of expenses to average net assets:
Before expense waiver	1.45%	1.36%	1.36%	1.41%	1.45%
After expense waiver	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income
to average net assets:
After expense waiver	1.18%	1.32%	1.29%	1.44%	1.53%

Portfolio turnover rate	4%	8%	10%	11%	25%

See Notes to the Financial Statements

LK Balanced Fund

Notes to the Financial Statements
June 30, 2020

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The LK Balanced Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and current income.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  Prior to July 1, 2012, the Fund’s investment adviser managed a limited partnership with an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund.  The limited partnership, which incepted on December 31, 1986, converted into, and the Fund commenced operations in the Trust on, July 1, 2012.  The Fund currently offers one class, the Institutional Class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required.  As of and during the year ended June 30, 2020, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the year ended June 30, 2020, the Fund did not have liabilities for any unrecognized tax benefits. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended June 30, 2017.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date.  Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended June 30, 2020, no such reclassifications were needed.

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2020

Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Accounting Standards Update (“ASU”) – In March 2017, the FASB issued ASU No. 2017-08: Premium Amortization on Purchased Callable Debt Securities, which amends the existing accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. This ASU is effective for fiscal years (and any interim periods within those fiscal years) beginning after December 15, 2018. The Fund adopted the new amendment as of April 1, 2019, but it did not have a material impact on the financial statements or net assets of the Fund.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2020

the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities, including asset-backed, corporate, mortgage-backed, municipal bonds, and U.S. government & agency securities, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Fixed income securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,949,925	$—	$—	$14,949,925
Corporate Bonds	—	5,063,172	—	5,063,172
U.S. Government Notes/Bonds	—	1,052,201	—	1,052,201
Municipal Bond	—	190,669	—	190,669
Short-Term Investment	2,419,000	—	—	2,419,000
Total Investments in Securities	$17,368,925	$6,306,042	$—	$23,674,967

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Lawson Kroeker Investment Management, Inc. (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive an annual advisory fee equal to 0.75% of the Fund’s average daily net assets on a monthly basis.

The Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.00% of the Fund’s average daily net assets.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated within a year after the effective date of the

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2020

Fund’s Prospectus. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
July 2020 – June 2021	$99,864
July 2021 – June 2022	$101,524
July 2022 – June 2023	$120,701

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the Custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees incurred by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the year ended June 30, 2020, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund’s shares. Effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Shares sold	84,854	26,967
Shares issued to holders in reinvestment of dividends	17,426	40,454
Shares redeemed	(166,911)	(26,179)
Net increase (decrease) in shares outstanding	(64,631)	41,242

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended June 30, 2020, were as follows:

	Purchases	Sales
U.S. Government	$—	$1,500,000
Other Securities	$1,018,571	$5,162,060

LK Balanced Fund

Notes to the Financial Statements – Continued
June 30, 2020

7.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at June 30, 2020, were as follows:

Aggregate Gross	Aggregate Gross		Federal Income
Appreciation	Depreciation	Net Appreciation	Tax Cost
$7,705,720	$(1,695,509)	$6,010,211	$17,664,756

At June 30, 2020, components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Long-Term	Unrealized	Distributable
Income	Capital Gains	Appreciation	Earnings
$148,690	$1,245,816	$6,010,211	$7,404,717

As of June 30, 2020, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended June 30, 2020, the Fund did not defer, on a tax basis, any post-October losses.

The tax character of distributions paid during the year ended June 30, 2020, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$355,927	$527,885	$883,812

The tax character of distributions paid during the year ended June 30, 2019, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$448,134	$1,267,519	$1,715,653

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

8. COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

LK Balanced Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of LK Balanced Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LK Balanced Fund (the “Fund”), a series of Managed Portfolio Series, as of June 30, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 25, 2020

LK Balanced Fund

Additional Information (Unaudited)
June 30, 2020

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 17-18, 2020, the Trust’s Board of Trustees (“Board”), each of whom were present in person, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the continuation of the Investment Advisory Agreement between the Trust and Lawson Kroeker Investment Management, Inc. (“LK” or the “Adviser”) regarding the LK Balanced Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2020, the Trustees received and considered information from LK and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by LK with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by LK; (3) the costs of the services provided by LK and the profits realized by LK from services rendered to the Fund;  (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to LK resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including at a telephonic presentation by a representative of LK, and the Support Materials, the Board concluded that the overall arrangements between the Trust and LK set forth in the Investment Advisory Agreement continue to be fair and reasonable in light of the services that LK performs, the investment advisory fees that the Fund pays and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that LK provides under the Investment Advisory Agreement, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that LK effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted the investment

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

philosophy of the portfolio managers and their significant investment and portfolio management experience.  The Trustees also considered LK’s capitalization and its assets under management.  The Trustees concluded that they were satisfied with the nature, extent and quality of services provided by LK to the Fund pursuant to the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of LK.  In assessing the quality of the portfolio management delivered by LK, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s peer funds according to Morningstar classifications, and the composite of separate accounts that LK manages utilizing a similar investment strategy as that of the Fund.  When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer group.  The Trustees noted that the Fund underperformed its peer group median and average over the year-to-date, one-year, five-year and ten-year periods ended October 31, 2019, but outperformed the peer group median and average over the three-year period ended October 31, 2019. The Trustees also noted that the Fund underperformed its benchmark S&P 500 Index across all periods. The Trustees also considered that the Fund outperformed the Bloomberg Barclays Aggregate Bond Index over the year-to-date, three-year, five-year and ten-year periods ended October 31, 2019, but underperformed the index over the one-year period ended October 31, 2019. The Trustees also noted that the Fund underperformed the Lipper Balanced Funds Index over the year-to-date, one-year, five-year and ten-year periods, but outperformed the index over the three-year period ended October 31, 2019. The Trustees also considered that the Fund has provided shareholders with positive returns over all measured periods since inception. The Trustees then observed that the Fund’s performance was generally consistent with the performance of a composite of similar accounts managed by LK over all relevant time periods, but that in certain periods the Fund’s performance diverged from the composite due to variations in asset holdings or tax status of the composite accounts.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to LK under the Investment Advisory Agreement, as well as LK’s profitability from services that LK rendered to the Fund during the 12-month period ended September 30, 2019.  The Trustees also considered the effect of an expense limitation agreement on LK’s compensation and that LK has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also noted that while the management fees LK charges to separately managed accounts with similar investment strategies and asset levels as those of the Fund may be above or below the advisory fee for the Fund, LK has additional responsibilities with respect to the Fund which include more frequent trading and cash management stemming from the Fund’s daily subscriptions and redemptions, additional compliance and shareholder servicing obligations, and the preparation of Board and shareholder materials, that justify a higher fee. The Trustees concluded that LK’s service relationship with the Fund has not been profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the same Morningstar peer group.  The Trustees noted the Fund’s management fee was higher than the peer group average and median.  They also considered that the total expenses of the Fund (after waivers and expense reimbursements) were higher than the peer group average and median, but that the average net assets of funds comprising the peer group were significantly higher than the assets of the Fund. The Trustees also took into account that the advisory fees and total expenses (after waivers and expense reimbursements) borne by the Fund were well within the range of that borne by funds in the peer group. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that LK’s advisory fee continues to be reasonable.

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted that given current asset levels, it was not necessary to consider the implementation of fee breakpoints at the present time, but agreed to revisit the issue in the future as circumstances change and asset levels increase.  The Trustees also considered that LK had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its relationship with the Fund. The Trustees considered the extent to which LK utilizes soft dollar arrangements with respect to portfolio transactions. The Trustees also took into account that LK does not use affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees considered that LK may receive some form of reputational benefit from services rendered to the Fund, but that any such benefits are difficult to accurately quantify. The Trustees concluded that LK does not receive additional material benefits from its relationship with the Fund.

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

APPROVAL OF LIQUIDITY RISK MANAGEMENT PROGRAM

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the LK Balanced Fund (the “Fund”), has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Lawson Kroeker Investment Management Inc. (“LK”) as the administrator of the Program (the “Program Administrator”). Personnel of LK or its affiliates conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period June 1, 2019, through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund during the Reporting Period or material changes to the Program were noted in the Report.

Under the Program, LK manages and periodically reviews the Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. In the Report, LK provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage the Fund’s liquidity risk and the Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each of the Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT. LK’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, the Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, the Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4.

The Report noted that the Fund did not effect redemptions in-kind during the Reporting Period pursuant to the Program. The Report concluded: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

TRUSTEES AND OFFICERS

			Number of		Other
		Term of	Portfolios		Directorships
Name,	Position(s)	Office and	in Trust		Held by Trustee
Address and	Held with	Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	39	Retired, Chief Financial Officer,	Independent
615 E. Michigan St.	Independent	Term; Since		Robert W. Baird & Co. Incorporated	Trustee, ETF
Milwaukee, WI 53202	Trustee	April 2011		(2000-2011).	Series Solutions
Year of Birth: 1946	and Audit				(49 Portfolios)
	Committee				(2012-present);
	Chairman				Director, Anchor
Bancorp
Wisconsin, Inc.
(2011-2013)

David A. Massart	Trustee and	Indefinite	39	Co-Founder and Chief Investment	Independent
615 E. Michigan St.	Valuation	Term; Since		Strategist, Next Generation Wealth	Trustee, ETF
Milwaukee, WI 53202	Committee	April 2011		Management, Inc. (2005-present).	Series Solutions
Year of Birth: 1967	Chairman				(49 Portfolios)
(2012-present)

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

			Number of		Other
		Term of	Portfolios		Directorships
Name,	Position(s)	Office and	in Trust		Held by Trustee
Address and	Held with	Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
David M. Swanson	Trustee	Indefinite	39	Founder and Managing Principal,	Independent
615 E. Michigan St.	and	Term; Since		SwanDog Strategic Marketing, LLC	Trustee, ALPS
Milwaukee, WI 53202	Nominating	April 2011		(2006-present).	Variable
Year of Birth: 1957	& Governance				Investment Trust
	Committee				(7 Portfolios)
	Chairman				(2006-present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-present);
Independent
Trustee,
RiverNorth Funds
(3 Portfolios)
(2018-present);
RiverNorth
Managed
Duration
Municipal Income
Fund Inc.
(1 Portfolio)
(2019 to present);
RiverNorth
Marketplace
Lending
Corporation
(1 Portfolio)
(2018 to present);
RiverNorth/
DoubleLine
Strategic
Opportunity Fund,
Inc. (1 Portfolio)
(2018 to present);
RiverNorth
Opportunities
Fund, Inc.
(1 Portfolio)
(2013 to present);
RiverNorth
Opportunistic
Municipal Income
Fund, Inc.
(1 Portfolio)
(2018 to present)

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

			Number of		Other
		Term of	Portfolios		Directorships
Name,	Position(s)	Office and	in Trust		Held by Trustee
Address and	Held with	Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
Interested Trustee
Robert J. Kern*	Chairman,	Indefinite	39	Retired (July 2018-present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services, LLC
Year of Birth: 1958				(1994-2018).

Officers
Brian R. Wiedmeyer	President	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.	and	Term; Since		Services, LLC (2005-present).
Milwaukee, WI 53202	Principal	November
Year of Birth: 1973	Executive	2018
Officer

Deborah Ward	Vice	Indefinite	N/A	Senior Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	President,	Term; Since		Fund Services, LLC (2004-present).
Milwaukee, WI 53202	Chief	April 2013
Year of Birth: 1966	Compliance
Officer and
Anti-Money
Laundering
Officer

Benjamin Eirich	Treasurer,	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Principal	Term; Since		Fund Services, LLC (2008-present).
Milwaukee, WI 53202	Financial	August 2019
Year of Birth: 1981	Officer and	(Treasurer);
	Vice	Since
	President	November
2018
(Vice
President)

Thomas A. Bausch, Esq.	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp Fund	N/A
615 E. Michigan St.		Term; Since		Services, LLC (2016-present);
Milwaukee, WI 53202		November		Associate, Godfrey & Kahn S.C.
Year of Birth: 1979		2017		(2012-2016).

*
Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC, previously an affiliate of the Administrator.

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

			Number of		Other
		Term of	Portfolios		Directorships
Name,	Position(s)	Office and	in Trust		Held by Trustee
Address and	Held with	Length of	Overseen	Principal Occupation(s)	During the
Year of Birth	the Trust	Time Served	by Trustee	During the Past Five Years	Past Five Years
Douglas Schafer	Assistant	Indefinite	N/A	Assistant Vice President, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC (2002-present).
Milwaukee, WI 53202	and	May 2016
Year of Birth: 1970	Vice	(Assistant
	President	Treasurer);
Since
November
2018
(Vice
President)

Michael J. Cyr II, CPA	Assistant	Indefinite	N/A	Officer, U.S. Bancorp	N/A
615 E. Michigan St.	Treasurer	Term; Since		Fund Services, LLC
Milwaukee, WI 53202	and	August		(2013-present).
Year of Birth: 1992	Vice	2019
President

LK Balanced Fund

Additional Information (Unaudited) – Continued
June 30, 2020

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Fund’s Form N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q or Part F of Form N-PORT is available without charge upon request by calling 1-855-698-1378.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-698-1378.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended June 30, 2020, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 95.90% for the Fund. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2020 was 80.87% for the Fund. The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

LK Balanced Fund

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Lawson Kroeker Investment Management, Inc.
450 Regency Parkway, Suite 410
Omaha, NE 68114

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 202
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-698-1378.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer.  The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report.

The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the Registrant’s code of ethics that applies to the Registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended June 30, 2020, and June 30, 2019, the Funds’ principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2020	FYE 6/30/2019
Audit Fees	$15,500	$16,000
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended June 30, 2019 and June 30, 2020, applicable to non-audit services pursuant to waiver of pre-approval requirement was as follows:

	FYE 6/30/2020	FYE 6/30/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2020	FYE 6/30/2019
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)     /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    September 8, 2020

By (Signature and Title)     /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    September 8, 2020